FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	March 31, 2016
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$4,041	$—	$—	$4,041
Marketable securities:
Equity security	11,622	—	—	11,622
Total	$15,663	$—	$—	$15,663

Liabilities:
Contingent consideration arrangements	$—	$—	$(32,167)	$(32,167)

	December 31, 2015
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$3,649	$—	$—	$3,649
Marketable securities:
Equity security	11,622	—	—	11,622
Total	$15,271	$—	$—	$15,271

Liabilities:
Contingent consideration arrangements	$—	$—	$(28,993)	$(28,993)

The following tables present the Company's financial instruments that are measured at fair value on a recurring basis:

	December 31, 2015
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$3,649	$—	$—	$3,649
Marketable securities:
Equity security	11,622	—	—	11,622
Total	$15,271	$—	$—	$15,271

Liabilities:
Contingent consideration arrangements	$—	$—	$(28,993)	$(28,993)

	December 31, 2014
	Quoted Market Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Fair Value Measurements
	(In thousands)
Assets:
Cash equivalents:
Money market funds	$57,057	$—	$—	$57,057
Time deposits	—	13,405	—	13,405
Long-term investments:
Marketable equity security	7,410	—	—	7,410
Total	$64,467	$13,405	$—	$77,872

Liabilities:
Contingent consideration arrangements	$—	$—	$(20,615)	$(20,615)

Schedule of Changes in Liabilities Measured at Fair Value on a Recurring Basis Using Significant Unobservable Inputs (Level 3)
The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	Three Months Ended March 31,
	2016	2015
	Contingent Consideration Arrangements	Contingent Consideration Arrangements
	(In thousands)
Balance at January 1,	$(28,993)	$(20,615)
Total net (losses) gains:
Fair value adjustments	(3,161)	11,011
Foreign currency exchange gains	—	630
Included in other comprehensive (loss) income	(1,906)	1,733
Fair value at date of acquisition	1,893	(363)
Balance at March 31,	$(32,167)	$(7,604)

The following table presents the changes in the Company's financial instruments that are measured at fair value on a recurring basis using significant unobservable inputs (Level 3):

	December 31,
	2015	2014
	Contingent Consideration Arrangements	Contingent Consideration Arrangements
	(In thousands)
Balance at January 1,	$(20,615)	$(43,625)
Total net gains:
Fair value adjustments	11,056	12,912
Foreign currency exchange gains	626	—
Included in other comprehensive (loss) income	1,872	3,025
Fair value at date of acquisition	(27,442)	(300)
Settlements	5,510	7,373
Balance at December 31,	$(28,993)	$(20,615)

Carrying Value and Fair Value of Financial Instruments
The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes.

	March 31, 2016		December 31, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current maturities of long-term debt	$(40,000)	$(40,375)	$(40,000)	$(39,850)
Long-term debt, net of current maturities	(1,167,897)	(1,210,554)	(1,176,871)	(1,204,548)

The following table presents the carrying value and the fair value of financial instruments measured at fair value only for disclosure purposes.

	December 31, 2015		December 31, 2014
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In thousands)
Current maturities of long-term debt	$(40,000)	$(39,850)	$—	$—
Long-term debt, net of current maturities	(1,193,481)	(1,204,548)	—	—
Long-term debt, related party	—	—	(190,586)	(185,425)